Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	June 11, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	360 Funds (the “Trust”) (File No. 333-195775)

Ladies and Gentlemen:

Attached please find Pre-Effective Amendment No. 3 (the “Amendment”) to the Trust's Registration Statement on Form N-14/A. The Amendment is made to include changes in response to comments made by the SEC staff, as well as add several exhibits on Part C.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the 360 Funds

cc:	Ms. Deborah O’Neal-Johnson
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111